Commitments and Contingencies - Summary of Open Real Estate Purchase Transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Real Estate Properties [Line Items]
Purchase price	$ 2,120,000	$ 875,000
Net escrow balance	400,476
Additional rents/fees incurred to extend closing date	9,808
Property 1 [Member]
Real Estate Properties [Line Items]
Purchase price	$ 820,000
Closing date	Mar. 31, 2015
Net escrow balance	$ 55,000
Date escrow opened	Jun. 28, 2014
Additional rents/fees incurred to extend closing date	$ 9,808
Property 2 [Member]
Real Estate Properties [Line Items]
Purchase price	$ 1,300,000
Closing date	Mar. 30, 2015
Net escrow balance	$ 50,000
Date escrow opened	Oct. 17, 2014
Property 3 [Member]
Real Estate Properties [Line Items]
Purchase price	$ 0
Net escrow balance	$ 265,400
Date escrow opened	Jul. 21, 2014
Additional rents/fees incurred to extend closing date	$ 0
Escrow deposits to be refunded [Member]
Real Estate Properties [Line Items]
Net escrow balance	$ 30,076